Stock-Based Compensation - Summary of Stock Option Activity (Detail) - Stock Option [Member] - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Stock Options, Beginning Balance	345,174	1,072,557
Number of Stock Options, Granted	1,108,868	11,030
Number of Stock Options, Forfeited or cancelled	(17,060)	(4,406)
Number of Stock Option, Exercised	(183,731)	(734,007)
Number of Stock Options, Ending Balance	1,253,251	345,174	1,072,557
Number of Stock Options, Exercisable	152,619
Weighted Average Exercise Price, Beginning Balance	$ 9.93	$ 10.25
Weighted Average Exercise Price, Granted	13.84	13.32
Weighted Average Exercise Price, Forfeited or cancelled	13.84	9.03
Weighted Average Exercise Price, Exercised	10.45	10.46
Weighted Average Exercise Price, Ending Balance	13.26	$ 9.93	$ 10.25
Weighted Average Exercise Price, Exercisable	$ 9.09
Weighted Average Remaining Contractual Term	8 years 9 months 11 days	2 years 9 months 15 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term, Exercisable	4 years 2 months 23 days
Aggregate Intrinsic Value	$ 2,333,383	$ 1,444,950	$ 1,848,962
Aggregate Intrinsic Value, Exercised	632,424	$ 1,860,808
Aggregate Intrinsic Value, Exercisable	$ 919,986
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Beginning Balance	$ 9.03	$ 9.03
Weighted Average Exercise Price, Exercised	9.03	9.03
Weighted Average Exercise Price, Ending Balance	9.03	9.03	$ 9.03
Weighted Average Exercise Price, Exercisable	9.03
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Exercise Price, Beginning Balance	13.32	10.46
Weighted Average Exercise Price, Granted	13.84	13.32
Weighted Average Exercise Price, Forfeited or cancelled	13.84	9.03
Weighted Average Exercise Price, Exercised	10.46	10.46
Weighted Average Exercise Price, Ending Balance	13.84	$ 13.32	$ 10.46
Weighted Average Exercise Price, Exercisable	$ 13.32